Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 32.4%
Industrials 12.8%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.42%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	1,985	1,989
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.82%, (SOFR + 2.25%), 07/31/31 (a)	1,500	1,494
AMSPEC Parent LLC
Term Loan, 0.00%, (SOFR + 4.25%), 12/11/31 (a) (b)	1,500	1,507
Archkey Solutions LLC
2024 Term Loan B, 9.30%, (SOFR + 4.75%), 10/10/31 (a)	897	901
Artera Services, LLC
2024 Term Loan, 9.10%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	1,990	1,970
Brock Holdings III, Inc.
2024 Term Loan B, 10.60%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	1,500	1,505
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	1,985	1,920
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.90%, (SOFR + 4.50%), 05/05/31 (a)	1,665	1,599
Cornerstone Generation LLC
Term Loan, 0.00%, (SOFR + 3.25%), 10/15/31 (a) (b)	2,000	2,015
CPI Holdco B LLC
Term Loan, 0.00%, (SOFR + 2.25%), 05/17/31 (a) (b)	2,000	1,997
Crash Champions, LLC
2024 Term Loan B, 9.27%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,496	1,414
Darktrace PLC
2nd Lien Term Loan, 9.89%, (SOFR + 5.25%), 07/02/32 (a)	1,000	988
Deerfield Dakota Holding, LLC
2021 USD 2nd Lien Term Loan, 11.62%, (3 Month Term SOFR + 6.75%), 04/07/28 (a)	1,600	1,522
DS Parent Inc
Term Loan B, 10.10%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,995	1,889
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	1,340	1,345
2024 1st Lien Term Loan B2, 6.82%, (SOFR + 2.25%), 10/24/31 (a)	510	511
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.82%, (SOFR + 5.25%), 10/23/28 (a)	1,000	1,007
EMG Utica Midstream Holdings LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/24/29 (a) (b)	2,000	2,007
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Term Loan, 10.87%, (SOFR + 6.00%), 05/21/29 (a)	417	416
2021 USD 2nd Lien Incremental Term Loan, 11.37%, (3 Month Term SOFR + 6.50%), 05/21/29 (a)	2,012	2,012
EP Purchaser, LLC
2023 Term Loan B, 9.37%, (SOFR + 4.50%), 11/06/28 (a)	1,520	1,524
Fluid-Flow Products, Inc.
Second Lien Term Loan, 11.44%, (SOFR + 6.75%), 03/30/29 (a) (c)	2,100	2,037
Foundational Education Group Inc
2nd Lien Term Loan, 11.35%, (3 Month Term SOFR + 6.50%), 08/31/29 (a) (c)	1,000	925
Garda World Security Corporation
2024 Term Loan B, 7.90%, (SOFR + 3.50%), 02/01/29 (a)	995	997
Genuine Financial Holdings, LLC
2024 Incremental Term Loan, 8.57%, (SOFR + 4.00%), 09/30/30 (a)	1,990	2,010
LSF12 Badger Bidco LLC
Term Loan B, 10.57%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	1,980	1,945
Maverick Bidco Inc
2021 2nd Lien Term Loan, 11.49%, (3 Month Term SOFR + 6.75%), 05/18/29 (a)	1,000	974
Radar Bidco Sarl
2024 USD Term Loan, 8.34%, (SOFR + 3.75%), 04/04/31 (a)	1,675	1,693
Revere Power, LLC
Term Loan B, 0.00%, (SOFR + 4.25%), 03/27/26 (a) (b)	919	906
Term Loan C, 0.00%, (SOFR + 4.25%), 03/27/26 (a) (b)	81	80
Term Loan B, 9.00%, (SOFR + 4.25%), 03/27/26 (a)	1,611	1,589
Term Loan C, 9.00%, (SOFR + 4.25%), 03/27/26 (a)	142	140
Star Holding LLC
2024 1st Lien Term Loan B, 9.07%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	1,995	1,988
Star Parent, Inc.
Term Loan B, 8.35%, (3 Month Term SOFR + 3.75%), 09/19/30 (a)	1,924	1,877
Star US Bidco LLC
2024 Term Loan B, 8.32%, (SOFR + 3.75%), 03/17/27 (a)	1,979	1,987
Summer (BC) Holdco B S.a r.l
2024 USD Term Loan B, 9.86%, (SOFR + 5.00%), 02/05/29 (a)	1,980	1,989
Synechron Inc
Term Loan B, 8.36%, (SOFR + 3.75%), 09/25/31 (a)	2,000	2,012
TMC Buyer, Inc
2024 Term Loan B, 9.57%, (SOFR + 5.00%), 10/27/30 (a)	1,833	1,852
Trulite Holding Corp.
Term Loan, 10.59%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (c)	1,963	1,953
Veritiv Corporation
Term Loan B, 9.10%, (3 Month Term SOFR + 4.50%), 11/30/30 (a)	1,990	1,995
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.02%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	1,995	2,013
Worldwide Express Operations, LLC
2024 Term Loan B, 8.52%, (SOFR + 4.00%), 07/26/28 (a)	1,995	2,005
		64,499
Health Care 4.3%
Auris Luxembourg III S.a.r.l.
2024 Term Loan B4, 8.18%, (SOFR + 3.75%), 02/28/29 (a)	1,990	2,013
Aveanna Healthcare, LLC
2021 Term Loan B, 8.36%, (SOFR + 3.75%), 07/17/28 (a)	500	495
2021 2nd Lien Term Loan, 11.66%, (3 Month Term SOFR + 7.00%), 12/08/29 (a)	1,900	1,824
Bausch & Lomb Corporation
2023 Incremental Term Loan, 8.57%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	1,975	1,982
Bella Holding Company, LLC
2021 Term Loan B, 8.42%, (SOFR + 3.75%), 04/01/28 (a)	1,990	2,000
Help At Home, Inc.
2024 Term Loan B, 9.57%, (SOFR + 5.00%), 09/20/31 (a)	1,978	1,976
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan, 11.95%, (SOFR + 7.25%), 03/02/29 (a)	2,000	1,889
Outcomes Group Holdings, Inc.
2024 Term Loan B, 7.82%, (SOFR + 3.25%), 05/06/31 (a)	1,990	2,009
Raven Acquisition Holdings LLC
Term Loan B, 7.86%, (SOFR + 3.25%), 10/25/31 (a)	1,867	1,870

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Summit Behavioral Healthcare LLC
2024 Term Loan B, 8.76%, (3 Month Term SOFR + 4.25%), 11/24/28 (a) (c)	1,985	1,588
Team Health Holdings, Inc.
2022 Term Loan B, 9.82%, (1 Month Term SOFR + 5.25%), 03/02/27 (a)	4	4
2022 Term Loan B, 9.84%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (d)	1,496	1,443
Team Services Group
Term Loan, 9.69%, (SOFR + 5.00%), 12/20/27 (a)	497	498
2024 Term Loan B, 9.82%, (3 Month Term SOFR + 5.25%), 12/20/27 (a)	1,000	1,002
Second Lien Term Loan, 13.69%, (3 Month Term SOFR + 9.00%), 12/18/28 (a) (c)	1,000	985
		21,578
Information Technology 3.6%
Ascend Learning, LLC
2021 2nd Lien Term Loan, 0.00%, (SOFR + 5.75%), 11/18/29 (a) (b)	1,000	990
2021 2nd Lien Term Loan, 10.42%, (SOFR + 5.75%), 11/18/29 (a)	435	431
Cloudera, Inc.
2021 Second Lien Term Loan, 10.67%, (SOFR + 6.00%), 10/01/29 (a)	2,000	1,957
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.52%, (SOFR + 5.00%), 09/10/32 (a)	1,500	1,521
Javelin Buyer, Inc.
2024 2nd Lien Term Loan, 9.69%, (SOFR + 5.25%), 10/08/32 (a) (c)	2,000	1,990
MH Sub I, LLC
2021 2nd Lien Term Loan, 10.82%, (1 Month Term SOFR + 6.25%), 02/12/29 (a)	2,000	1,976
Peraton Corp.
2nd Lien Term Loan B1, 12.36%, (SOFR + 7.75%), 02/01/29 (a)	1,000	806
Project Alpha Intermediate Holding, Inc.
Term Loan, 0.00%, (SOFR + 5.00%), 11/22/32 (a) (b)	2,000	2,024
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 10.85%, (3 Month Term SOFR + 6.25%), 05/15/28 (a)	1,422	1,470
RealPage, Inc
2024 Incremental Term Loan, 8.10%, (SOFR + 3.75%), 04/24/28 (a)	1,500	1,504
Sophia, L.P.
2024 2nd Lien Term Loan, 9.33%, (SOFR + 4.75%), 11/14/32 (a)	2,000	2,033
Vision Solutions, Inc.
2021 2nd Lien Term Loan, 12.10%, (3 Month Term SOFR + 7.25%), 04/23/29 (a)	1,800	1,732
		18,434
Utilities 2.5%
BANGL, LLC
Term Loan B, 9.09%, (3 Month Term SOFR + 4.50%), 02/01/29 (a)	1,990	2,002
Eastern Power, LLC
Term Loan B, 9.82%, (SOFR + 5.25%), 10/02/25 (a)	968	963
Edgewater Generation, L.L.C.
2024 Term Loan B, 8.82%, (SOFR + 4.25%), 07/26/30 (a)	1,949	1,974
Lightstone Holdco LLC
2022 Extended Term Loan B, 10.34%, (3 Month Term SOFR + 5.75%), 02/01/27 (a) (d)	1,865	1,884
2022 Extended Term Loan C, 10.34%, (3 Month Term SOFR + 5.75%), 02/01/27 (a) (d)	106	107
Nautilus Power, LLC
2023 Term Loan B, 10.12%, (SOFR + 5.25%), 11/16/26 (a)	2,248	2,233
New Fortress Energy Inc
Term Loan, 9.59%, (SOFR + 5.00%), 10/26/30 (a)	1,990	1,898
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	1,496	1,488
		12,549
Consumer Discretionary 2.3%
Catawba Nation Gaming Auth
Term Loan, 0.00%, (SOFR + 4.75%), 12/16/31 (a) (b)	2,000	2,004
Champ Acquisition Corporation
2024 Term Loan B, 9.09%, (SOFR + 4.50%), 11/08/31 (a)	1,665	1,675
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.59%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	1,990	1,956
Jack Ohio Finance LLC
Term Loan, 9.44%, (SOFR + 4.75%), 09/30/28 (a)	1,978	1,982
LIDS Holdings, Inc.
Term Loan, 10.00%, (3 Month Term SOFR + 5.50%), 12/03/26 (a) (c)	291	287
S&S Holdings LLC
Term Loan, 9.46%, (SOFR + 5.00%), 03/11/28 (a)	1,974	1,968
Tailored Brands Inc
Term Loan, 11.06%, (SOFR + 6.50%), 02/16/29 (a)	1,587	1,579
		11,451
Communication Services 2.2%
888 Acquisitions Limited
USD Term Loan B, 9.50%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,982	1,901
Cengage Learning, Inc.
2024 1st Lien Term Loan B, 7.86%, (SOFR + 3.50%), 03/22/31 (a)	729	732
2024 1st Lien Term Loan B, 8.01%, (SOFR + 3.50%), 03/22/31 (a)	1,261	1,266
CommScope, Inc.
2024 Term Loan, 9.88%, (SOFR + 5.50%), 12/15/29 (a)	1,999	2,020
Great Outdoors Group, LLC
2021 Term Loan B2, 8.44%, (SOFR + 3.75%), 02/26/28 (a)	1,974	1,981
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 9.24%, (SOFR + 4.75%), 08/13/31 (a)	1,000	1,002
Windstream Services, LLC
2024 Term Loan B, 9.40%, (SOFR + 4.75%), 09/26/31 (a)	2,000	2,025
		10,927
Materials 1.5%
IRIS Holdings Inc.
Term Loan, 0.00%, (SOFR + 4.75%), 06/15/28 (a) (b)	1,500	1,442
Mauser Packaging Solutions Holding Company
2024 Term Loan B, 7.59%, (SOFR + 3.00%), 04/15/27 (a)	1,980	1,992
SupplyOne, Inc
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 03/27/31 (a)	1,985	1,999
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.19%, (SOFR + 3.75%), 09/15/28 (a)	1,985	2,000
		7,433
Energy 1.4%
Epic Y-Grade Services, LP
2024 Term Loan B, 10.34%, (3 Month Term SOFR + 5.75%), 06/29/29 (a)	1,995	1,997
NGL Energy Partners LP
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.75%), 01/25/31 (a)	1,985	1,988
NGP XI Midstream Holdings LLC
Term Loan B, 8.60%, (SOFR + 4.00%), 07/17/31 (a)	1,000	1,007

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
2024 Term Loan B, 8.62%, (SOFR + 4.25%), 08/01/29 (a)	1,985	1,997
		6,989
Financials 1.0%
Albion Financing 3 SARL
2024 USD Term Loan B, 9.10%, (SOFR + 4.25%), 08/17/29 (a)	494	498
2024 USD Term Loan B, 9.10%, (3 Month Term SOFR + 4.25%), 08/17/29 (a)	1,496	1,508
Aretec Group, Inc.
2024 Term Loan B, 8.08%, (SOFR + 3.50%), 08/09/30 (a)	990	991
NEXUS Buyer LLC
2024 Term Loan B, 8.57%, (SOFR + 4.00%), 07/18/31 (a)	1,995	2,000
		4,997
Consumer Staples 0.6%
Cardenas Markets, Inc.
2022 Term Loan, 11.45%, (SOFR + 6.75%), 07/20/29 (a)	1,408	1,334
Northeast Grocery, Inc.
Term Loan B, 12.02%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	1,925	1,928
		3,262
Real Estate 0.2%
Brand Industrial Services Inc
2024 Term Loan B, 9.07%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,123	1,090
Total Senior Floating Rate Instruments (cost $162,692)		163,209
CORPORATE BONDS AND NOTES 24.8%
Consumer Discretionary 4.9%
888 Acquisitions Limited
7.56%, 07/15/27, EUR (e)	150	152
Accor
7.25%, (100, 01/11/29), EUR (f) (g)	300	344
Adient Global Holdings Ltd
8.25%, 04/15/31 (e)	690	706
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (g)	124	137
B&M European Value Retail S.A.
8.13%, 11/15/30, GBP (g)	100	133
Banijay Entertainment
7.00%, 05/01/29, EUR (g)	300	327
Bath & Body Works, Inc.
6.63%, 10/01/30 (e)	620	625
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (e)	485	482
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	585	591
Bertrand Franchise Finance
6.96%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (a) (g)	350	364
Carnival Corporation
6.00%, 05/01/29 (e)	555	554
Carvana Co.
13.00%, 06/01/30 (d) (e)	335	369
14.00%, 06/01/31 (d) (e)	225	270
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (e)	860	844
Ceconomy AG
6.25%, 07/15/29, EUR (g)	330	353
Cirsa Finance International S.a r.l.
10.38%, 11/30/27, EUR (g)	180	196
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (e)	430	446
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (g)	300	374
CT Investment GmbH
6.38%, 04/15/30, EUR (g)	200	216
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (g)	200	226
Dealer Tire, LLC
8.00%, 02/01/28 (e)	535	524
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	250	306
Elior Group
3.75%, 07/15/26, EUR (g)	149	153
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (g)	300	337
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (g)	300	323
FNAC Darty
6.00%, 04/01/29, EUR (g)	200	216
Food Service Project SL
5.50%, 01/21/27, EUR (g)	263	275
Fortune Star (BVI) Limited
5.05%, 01/27/27 (g)	330	310
Forvia
5.50%, 06/15/31, EUR (g)	150	155
Grupo Antolin-Irausa SA
10.38%, 01/30/30, EUR (g)	100	86
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (d) (g)	250	273
KB Home
7.25%, 07/15/30	470	481
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	815	781
Lindblad Expeditions, LLC
9.00%, 05/15/28 (e)	350	365
Lottomatica S.p.A.
7.13%, 06/01/28, EUR (g)	148	161
Macy's Retail Holdings
5.88%, 03/15/30 (e)	375	358
Maison Finco PLC
6.00%, 10/31/27, GBP (g)	100	123
MCE Finance Limited
5.75%, 07/21/28 (g)	380	363
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	1,520	1,433
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (g)	324	392
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (g)	249	262
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	250	270
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (g)	200	265
Playtech PLC
5.88%, 06/28/28, EUR (g)	260	279
Prosus N.V.
3.83%, 02/08/51 (g)	390	253
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (g)	200	193
Schaeffler AG
4.50%, 03/28/30, EUR (g)	200	208
Six Flags Operations Inc.
7.25%, 05/15/31 (e)	900	919
Stonegate Pub Company Financing PLC
10.17%, 07/31/29, EUR (a)	100	106
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	555	497
TVL Finance PLC
10.25%, 04/28/28, GBP (g)	330	428
United Parks And Resorts Inc.
5.25%, 08/15/29 (e)	780	743
V.F. Corporation
4.25%, 03/07/29, EUR	250	258
Verde Purchaser, LLC
10.50%, 11/30/30 (e)	605	652
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (e)	885	871
Volkswagen International Finance N.V.
4.63%, (100, 03/24/26), EUR (f) (g)	225	232
Warnermedia Holdings, Inc.
5.05%, 03/15/42	2,210	1,775
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	1,015	1,068

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (g)	200	196
3.00%, 10/23/29, EUR (g)	100	93
		24,692
Industrials 3.1%
Air France - KLM
4.63%, 05/23/29, EUR (g)	200	213
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (g)	300	300
American Airlines, Inc.
5.75%, 04/20/29 (e)	460	456
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (g)	150	162
Bombardier Inc.
7.25%, 07/01/31 (e)	575	593
Chart Industries, Inc.
7.50%, 01/01/30 (e)	655	681
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (e)	670	642
6.13%, 01/15/29 (e)	455	363
Corporation De Securite Garda World
8.25%, 08/01/32 (e)	80	81
CTEC II GmbH
5.25%, 02/15/30, EUR (g)	300	286
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	510	511
EMRLD Borrower LP
6.75%, 07/15/31 (e)	140	141
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (g)	200	199
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (g)	250	260
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (e)	500	510
Goat Holdco LLC
6.75%, 02/01/32 (e)	465	460
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (e)	300	278
LATAM Airlines Group S.A.
7.88%, 04/15/30 (e)	100	101
Lightning Power LLC
7.25%, 08/15/32 (e)	1,128	1,161
Madison IAQ LLC
5.88%, 06/30/29 (e)	555	524
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (e)	1,145	1,167
9.25%, 04/15/27 (e)	695	704
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	270	255
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (f) (g)	260	310
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (e)	745	745
PCF GmbH
4.75%, 04/15/26, EUR (g)	150	128
SPX Flow, Inc.
8.75%, 04/01/30 (e)	690	707
Standard Building Solutions Inc.
3.38%, 01/15/31 (e)	590	506
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (g)	450	466
7.63%, 07/15/28 (e)	290	290
TransDigm Inc.
6.63%, 03/01/32 (e)	295	298
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (e)	390	430
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (e)	620	619
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	160	165
XPO, Inc.
7.13%, 02/01/32 (e)	1,100	1,126
		15,838
Energy 2.8%
Archrock Partners, L.P.
6.25%, 04/01/28 (e)	335	333
6.63%, 09/01/32 (e)	280	280
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (e)	1,405	1,368
Bip-V Chinook
5.50%, 06/15/31 (e)	1,545	1,476
Civitas Resources, Inc.
8.63%, 11/01/30 (e)	250	262
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	660	644
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (g)	200	194
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (e)	382	388
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (g)	230	186
Genesis Energy, L.P.
7.75%, 02/01/28	535	535
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (g)	370	375
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (e)	435	442
Hunt Oil USA, Inc.
8.55%, 09/18/33 (g)	300	325
Joint Stock Company National Company Kazmunaygas
3.50%, 04/14/33 (g)	390	323
Kinetik Holdings LP
5.88%, 06/15/30 (e)	785	773
Medco Bell PTE. LTD.
6.38%, 01/30/27 (g)	250	249
Newco Holding USD S.a.r.l
9.38%, 11/07/29 (e)	226	224
Noble Finance II LLC
8.00%, 04/15/30 (e)	300	303
Petroleos Mexicanos
7.69%, 01/23/50	1,850	1,393
Seplat Energy PLC
7.75%, 04/01/26 (g)	380	378
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (g)	750	677
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (e)	1,405	1,326
Thaioil Treasury Center Company Limited
3.75%, 06/18/50 (g)	430	273
Trident Energy Finance PLC
12.50%, 11/30/29 (e)	200	209
Vista Energy Argentina S.A.U.
7.63%, 12/10/35 (e)	216	215
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (f) (g)	300	288
YPF S.A.
9.50%, 01/17/31 (e)	758	807
		14,246
Financials 2.8%
Acrisure, LLC
8.50%, 06/15/29 (e)	295	307
7.50%, 11/06/30 (e)	350	360
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	1,120	1,111
6.50%, 10/01/31 (e)	65	64
7.38%, 10/01/32 (e)	20	20
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	1,020	1,025
4.88%, 06/30/29 (e)	415	389
Axis Bank Limited
4.10%, (100, 09/08/26) (f) (g)	300	287
Azorra Finance Limited
7.75%, 04/15/30 (e)	420	417
Banco Davivienda S A
6.65%, (100, 04/22/31) (f) (g)	300	257

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (f) (g)	415	371
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (g)	490	441
BCI Miami
8.75%, (100, 02/08/29) (e) (f)	305	318
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (g)	100	109
10.50%, 05/15/28 (e)	345	363
Block, Inc.
6.50%, 05/15/32 (e)	755	763
BroadStreet Partners, Inc.
5.88%, 04/15/29 (e)	650	629
Freedom Mortgage Corporation
6.63%, 01/15/27 (e)	330	330
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	1,645	1,723
HUB International Limited
7.25%, 06/15/30 (e)	815	836
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29 (e)	800	799
OneMain Finance Corporation
6.63%, 01/15/28 - 05/15/29	740	750
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	440	444
Progroup AG
5.38%, 04/15/31, EUR (g)	200	202
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (e)	265	272
Starwood Property Trust, Inc.
7.25%, 04/01/29 (e)	565	579
6.50%, 07/01/30 (e)	225	225
Turkiye Vakiflar Bankasi T.A.O.
9.00%, 10/12/28 (g)	340	362
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
3.88%, (100, 06/03/27), EUR (f) (g) (h)	200	200
		13,953
Materials 2.3%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (g)	100	102
ATI Inc.
7.25%, 08/15/30	750	772
Avient Corporation
6.25%, 11/01/31 (e)	405	400
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 (g)	300	300
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (e)	55	54
7.00%, 03/15/32 (e)	375	368
7.38%, 05/01/33 (e)	70	69
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (e)	335	323
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (g)	300	330
9.75%, 11/15/28 (e)	1,655	1,755
First Quantum Minerals Ltd
8.63%, 06/01/31 (g)	350	359
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (e)	624	565
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (g)	288	289
Hudbay Minerals Inc.
6.13%, 04/01/29 (e)	790	792
INEOS Finance PLC
6.75%, 05/15/28 (e)	45	45
7.50%, 04/15/29 (e)	375	384
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (g)	300	332
Kronos International, Inc.
9.50%, 03/15/29, EUR	449	510
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (g)	250	196
Monitchem Holdco 3 S.A.
8.75%, 05/01/28, EUR (g)	250	267
Nexa Resources S.A.
6.75%, 04/09/34 (e)	200	203
Olympus Water US Holding Corporation
6.25%, 10/01/29 (e) (i)	670	637
Samarco Mineracao S/A
9.00%, 06/30/31 (d) (e) (j)	377	364
Sasol Financing USA LLC
6.50%, 09/27/28	290	278
Synthomer PLC
7.38%, 05/02/29, EUR (g)	200	216
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e)	435	402
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	845	778
We Soda Investments Holding PLC
9.50%, 10/06/28 (g)	300	307
White Cap Buyer, LLC
6.88%, 10/15/28 (e)	460	454
		11,851
Communication Services 2.3%
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (g)	260	347
CCO Holdings, LLC
5.38%, 06/01/29 (e)	870	831
6.38%, 09/01/29 (e)	245	243
4.50%, 08/15/30 (e)	215	193
4.25%, 02/01/31 (e)	340	296
4.50%, 05/01/32	215	185
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (e)	675	707
CommScope, LLC.
9.50%, 12/15/31 (e)	240	249
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	625	581
CSC Holdings, LLC
11.75%, 01/31/29 (e)	530	522
Frontier Communications Holdings, LLC
5.88%, 11/01/29	500	497
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	965	961
IHS Holding Limited
6.25%, 11/29/28 (g)	250	237
Level 3 Financing, Inc.
4.88%, 06/15/29 (e)	95	83
11.00%, 11/15/29 (e)	340	383
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	200	207
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (e)	70	72
Midcontinent Communications
8.00%, 08/15/32 (e)	265	272
MVC Acquisition Corp.
5.75%, 08/01/28 (e)	255	249
8.00%, 08/01/29 (e)	500	501
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (g)	233	239
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR	500	563
Optics HoldCo S.r.l.
7.88%, 07/31/28, EUR	160	187
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (g)	200	234
Telefonica Europe B.V.
5.75%, (100, 01/15/32), EUR (f) (g)	200	221
6.75%, (100, 06/07/31), EUR (f) (g)	200	232
United Group B.V.
5.25%, 02/01/30, EUR (g)	200	206
6.75%, 02/15/31, EUR (g)	150	160
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (g)	350	408
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (g)	103	101

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
VTR Finance N.V.
6.38%, 07/15/28 (g)	200	189
Windstream Services, LLC
8.25%, 10/01/31 (e)	355	367
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	550	507
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (g)	400	376
		11,606
Utilities 2.0%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (g)	100	107
Aegea Finance S.a r.l.
9.00%, 01/20/31 (g)	250	254
Alpha Generation LLC
6.75%, 10/15/32 (e)	875	865
Calpine Corporation
4.63%, 02/01/29 (e)	455	429
5.00%, 02/01/31 (e)	1,255	1,181
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,035	1,032
Dominion Energy, Inc.
6.63%, 05/15/55	970	987
EDP, S.A.
4.75%, 05/29/54, EUR (g)	100	106
5.94%, 04/23/83, EUR (g)	100	109
Electricite de France
2.63%, (100, 12/01/27), EUR (f) (g)	800	783
7.50%, (100, 09/06/28), EUR (f) (g)	200	228
9.13%, (100, 03/15/33) (e) (f)	450	507
Evergy, Inc.
6.65%, 06/01/55	685	688
NRG Energy, Inc.
10.25%, (100, 03/15/28) (e) (f)	975	1,078
6.00%, 02/01/33 (e)	130	126
Orsted A/S
5.25%, 12/08/22, EUR (g)	150	161
UGI International, LLC
2.50%, 12/01/29, EUR (g)	249	239
Vistra Corp.
7.00%, (100, 12/15/26) (e) (f)	430	430
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	525	550
6.88%, 04/15/32 (e)	160	164
		10,024
Consumer Staples 1.8%
AA Bond Co Limited
6.85%, 07/31/31, GBP (g) (j)	200	255
Allied Universal Holdco LLC
6.00%, 06/01/29 (e)	355	324
7.88%, 02/15/31 (e)	390	399
Amber FinCo PLC
6.63%, 07/15/29, EUR (g)	200	219
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (g)	150	152
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	100	93
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (g)	200	242
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (e)	33	32
Boels Topholding B.V.
6.25%, 02/15/29, EUR (g)	125	135
Champions Financing Inc.
8.75%, 02/15/29 (e)	510	498
Co-operative Group Limited
7.50%, 07/08/26, GBP (g) (j) (k)	260	332
Coty Inc.
6.63%, 07/15/30 (e)	535	543
Flora Food Management B.V.
6.88%, 07/02/29, EUR (g)	250	270
House of HR Group B.V.
9.00%, 11/03/29, EUR (g)	100	103
Loxama
6.38%, 05/31/29, EUR (g)	200	218
Mersin Uluslararasi Liman Isletmeciligi Anonim Sirketi
8.25%, 11/15/28 (g)	200	207
Minerva Luxembourg S.A.
8.88%, 09/13/33 (g)	330	342
Multiversity S.p.A.
7.30%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (a) (g)	200	208
Ocado Group PLC
10.50%, 08/08/29, GBP (g)	150	190
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (g)	150	166
Post Holdings, Inc.
6.38%, 03/01/33 (e)	505	495
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (e)	440	437
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (g)	200	213
RAC Bond Co PLC
5.25%, 11/04/27, GBP (g) (j)	300	364
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (e)	470	491
U.S. Foods Inc.
4.75%, 02/15/29 (e)	520	499
Verisure Holding AB
3.25%, 02/15/27, EUR (g)	300	306
Verisure Midholding AB
5.25%, 02/15/29, EUR (g)	300	311
Walgreens Boots Alliance, Inc.
2.13%, 11/20/26, EUR	400	399
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	520	535
		8,978
Health Care 1.3%
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (g)	100	101
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (g)	100	102
CVS Health Corporation
6.75%, 12/10/54	405	397
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (g)	300	338
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (f) (g)	200	218
Fortrea Holdings Inc.
7.50%, 07/01/30 (e)	415	416
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (g)	200	187
Grifols, S.A.
7.50%, 05/01/30, EUR (g)	400	433
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	515	524
Molina Healthcare, Inc.
6.25%, 01/15/33 (e)	225	222
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (e)	975	939
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (g)	100	110
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (g)	172	183
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (e)	140	139
Ray Financing LLC
6.50%, 07/15/31, EUR (g)	300	325
Star Parent, Inc.
9.00%, 10/01/30 (e)	595	618
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e)	460	469
Team Health Holdings, Inc.
13.50%, 06/30/28 (d) (e)	56	62
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	100	119

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
4.38%, 05/09/30, EUR (g)	500	529
		6,431
Real Estate 0.8%
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (g)	100	113
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (f) (g)	350	348
Citycon Oyj
7.88%, (100, 06/10/29), EUR (f) (g)	100	100
CPI Property Group
4.88%, (100, 07/16/25), EUR (f) (g)	200	200
2.75%, 01/22/28, GBP (g) (j) (k)	200	228
1.75%, 01/14/30, EUR (g)	350	304
Fastighets AB Balder
2.87%, 06/02/81, EUR (g)	200	201
Globalworth Real Estate Investments Limited
6.25%, 03/31/29, EUR (g)	341	355
Heimstaden AB
6.75%, (100, 10/15/26), EUR (f) (g)	100	73
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (f) (g)	350	345
1.63%, 10/13/31, EUR (g)	400	352
Service Properties Trust
4.75%, 10/01/26	430	406
Star Holdings
8.75%, 08/01/31 (e)	335	334
Uniti Group Inc.
10.50%, 02/15/28 (e)	620	661
		4,020
Information Technology 0.7%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (e)	265	260
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	745	731
9.00%, 09/30/29 (e)	165	168
8.25%, 06/30/32 (e)	30	31
Ellucian Holdings Inc.
6.50%, 12/01/29 (e)	135	135
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (e)	720	734
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	640	609
UKG Inc.
6.88%, 02/01/31 (e)	895	908
		3,576
Total Corporate Bonds And Notes (cost $124,930)		125,215
CATASTROPHE BONDS 14.9%
Multi-Peril 12.2%
Alamo Re Ltd.
11.36%, (1 Month Treasury + 6.00%), 06/07/27 (a) (e)	1,400	1,462
12.09%, (1 Month Treasury + 7.75%), 06/07/27 (a) (e)	500	522
Atela Re Ltd.
18.59%, (3 Month Treasury + 14.25%), 05/09/27 (a) (e)	750	811
Atlas Capital Reinsurance 2022 Designated Activity Company
14.50%, (SOFR + 9.68%), 06/06/25 (a)	1,750	1,793
Blue Halo Re Ltd.
14.07%, (3 Month Treasury + 9.75%), 02/24/25 (a) (e)	1,500	1,513
Bonanza Re Ltd
10.35%, (3 Month Treasury + 5.50%), 12/20/27 (a) (e)	1,500	1,499
Bridge STR RE Ltd.
0.00%, (3 Month Treasury + 4.00%), 01/07/28 (a) (c) (e)	3,000	3,000
Easton Re Pte. Ltd.
11.82%, (3 Month Treasury + 7.50%), 01/08/27 (a) (e)	1,900	1,953
Foundation Re IV Ltd.
10.52%, (3 Month Treasury + 6.25%), 01/08/27 (a) (e)	1,000	1,024
Four Lakes Re Ltd.
9.82%, (3 Month Treasury + 5.50%), 01/07/28 (a) (e)	1,500	1,498
Gateway Re II Ltd.
13.22%, (3 Month Treasury + 8.90%), 04/27/26 (a) (e)	250	266
Herbie Re Ltd.
11.00%, (3 Month Treasury + 6.73%), 01/08/25 (a) (e)	500	499
13.99%, (3 Month Treasury + 9.72%), 01/08/25 (a) (e)	1,250	1,246
11.57%, (3 Month Treasury + 7.25%), 01/08/29 (a) (e)	2,250	2,250
15.07%, (3 Month Treasury + 10.75%), 01/08/29 (a) (e)	1,250	1,250
Hypatia Ltd.
15.04%, (3 Month Treasury + 10.50%), 04/08/26 (a) (e)	1,650	1,748
Kendall Re Ltd.
10.74%, (3 Month Treasury + 6.25%), 04/30/27 (a) (e)	1,500	1,586
12.24%, (3 Month Treasury + 7.75%), 04/30/27 (a) (e)	750	788
Kilimanjaro III Re Limited
10.47%, (3 Month Treasury + 5.25%), 06/25/25 (a) (e)	2,150	2,196
9.18%, (3 Month Treasury + 4.56%), 04/20/26 (a) (e)	500	506
9.48%, (3 Month Treasury + 4.86%), 04/20/26 (a) (e)	500	503
16.98%, (3 Month Treasury + 12.36%), 04/20/26 (a) (e)	275	275
Kilimanjaro Re Limited
10.87%, (3 Month Treasury + 6.25%), 06/30/28 (a) (e)	1,150	1,217
Matterhorn Re Limited
12.08%, (SOFR + 7.75%), 03/24/25 (a) (e)	650	659
10.38%, (SOFR + 5.75%), 12/08/25 (a) (e)	1,000	1,000
Mona Lisa RE Ltd.
11.27%, (3 Month Treasury + 7.00%), 07/08/25 (a) (e)	2,000	2,033
14.28%, (3 Month Treasury + 9.75%), 06/25/27 (a) (e)	1,700	1,872
12.42%, (3 Month Treasury + 8.00%), 01/08/29 (a) (e)	2,750	2,746
Montoya Re Ltd.
11.42%, (1 Month Treasury + 7.11%), 04/07/25 (a) (e)	1,500	1,514
15.78%, (1 Month Treasury + 11.50%), 04/07/27 (a) (e)	1,750	1,825
Mystic Re IV Ltd.
16.62%, (3 Month Treasury + 12.00%), 01/08/27 (a) (e)	750	786
8.32%, (3 Month Treasury + 4.00%), 01/10/28 (a) (e)	1,000	999
14.57%, (3 Month Treasury + 10.25%), 01/10/28 (a) (e)	750	750
Northshore Re II Limited
12.27%, (3 Month Treasury + 8.00%), 07/08/25 (a) (e)	1,930	1,985
Ocelot Re Ltd.
12.02%, (3 Month Treasury + 7.75%), 01/07/31 (a) (e)	1,900	1,961
Residential Reinsurance 2024 Ltd.
9.79%, (3 Month Treasury + 5.25%), 12/06/28 (a) (e)	1,250	1,274
11.53%, (3 Month Treasury + 7.00%), 12/06/28 (a) (e)	1,000	1,027
Sanders Re II Ltd.
8.34%, (3 Month Treasury + 4.00%), 04/07/29 (a) (e)	1,000	1,000
9.59%, (3 Month Treasury + 5.25%), 04/07/29 (a) (e)	1,000	1,001
Sanders Re III Ltd.
10.02%, (3 Month Treasury + 5.75%), 04/07/28 (a) (e)	1,000	1,041

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Solomon Re Ltd.
9.84%, (3 Month Treasury + 5.52%), 06/08/26 (a) (e)	1,250	1,291
Stabilitas Re Ltd.
12.98%, (3 Month Treasury + 8.50%), 06/05/26 (a) (e)	2,500	2,615
Tailwind Re Ltd.
16.25%, (3 Month Treasury + 12.28%), 01/08/25 (a) (e)	1,500	1,495
Titania Re Ltd.
10.57%, (1 Month Treasury + 6.25%), 11/26/27 (a) (e)	2,750	2,741
Vista Re Ltd.
18.98%, (3 Month Treasury + 14.49%), 05/21/25 (a) (e)	500	515
		61,535
Storms 2.0%
Cape Lookout Re Ltd.
12.31%, (1 Month Treasury + 8.00%), 04/05/27 (a) (e)	1,600	1,663
FloodSmart Re Ltd.
18.39%, (3 Month Treasury + 14.00%), 03/12/27 (a) (e)	500	525
Hestia Re Ltd
14.35%, (1 Month Treasury + 10.08%), 04/22/25 (a) (e)	1,000	902
15.02%, (1 Month Treasury + 10.75%), 04/07/26 (a) (e)	1,250	1,298
Marlon Ltd.
11.27%, (3 Month Treasury + 7.00%), 06/07/27 (a) (e)	1,775	1,783
Queen Street 2023 Re Designated Activity Company
11.82%, (3 Month Treasury + 7.50%), 12/08/25 (a) (e)	2,400	2,475
Winston Re Ltd.
14.74%, (3 Month Treasury + 10.25%), 02/26/27 (a) (e)	1,300	1,368
		10,014
Earthquakes 0.7%
Sutter Re Ltd.
11.24%, (3 Month Treasury + 6.75%), 06/19/26 (a) (e)	1,000	1,039
Torrey Pines Re Ltd.
9.60%, (3 Month Treasury + 5.00%), 06/05/26 (a) (e)	1,000	1,030
Ursa Re II Ltd.
9.49%, (3 Month Treasury + 5.00%), 06/16/25 (a) (e)	750	755
Veraison Re Ltd.
9.13%, (3 Month Treasury + 4.75%), 03/08/27 (a) (e)	1,000	1,034
		3,858
Total Catastrophe Bonds (cost $73,645)		75,407
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.9%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.14%, 08/10/25 (a)	355	349
1988 CLO 1 Ltd
Series 2022-ER-1A, 10.62%, 10/15/39 (a)	2,000	2,041
37 Capital Clo 1 Ltd
Series 2021-E-1A, REMIC, 12.12%, (3 Month Term SOFR + 7.46%), 10/16/34 (a)	2,500	2,508
AB BSL CLO 5 Ltd
Series 2024-D1-5A, 7.41%, (3 Month Term SOFR + 3.10%), 01/20/38 (a)	750	750
Apidos CLO XVIII
Series 2018-E-18A, 10.59%, (3 Month Term SOFR + 5.96%), 10/22/30 (a)	2,175	2,175
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-E-1A, 11.58%, (3 Month Term SOFR + 6.25%), 07/20/37 (a)	1,250	1,268
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.51%, (1 Month Term SOFR + 2.90%), 08/17/26 (a)	568	571
Barings CLO Ltd 2024-I
Series 2024-E-1A, 11.57%, (3 Month Term SOFR + 6.95%), 01/21/37 (a)	2,000	2,054
Barings CLO Ltd 2024-V
Series 2024-E-5A, 10.04%, (3 Month Term SOFR + 6.85%), 07/15/37 (a)	1,000	1,000
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-D-CAR1, 6.62%, (SOFR 30-Day Average + 2.05%), 12/26/31 (a)	534	537
BBCMS Mortgage Trust 2024-5C31
Series 2024-D-5C31, REMIC, 4.25%, 12/17/29	386	338
BBCMS Mortgage Trust 2024-C24
Series 2024-C-C24, REMIC, 6.00%, 01/18/34	239	235
Benchmark 2019-B10 Mortgage Trust
Series 2019-B-B10, REMIC, 4.18%, 03/15/29 (a)	548	475
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	312
Series 2020-C-B16, REMIC, 3.53%, 01/17/30 (a)	298	236
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (a)	394	294
Benchmark 2020-B19 Mortgage Trust
Series 2020-AS-B19, REMIC, 2.15%, 09/17/30	405	328
Series 2020-B-B19, REMIC, 2.35%, 09/17/30	156	116
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.51%, 03/17/25 (a)	277	269
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.41%, 12/16/33 (a)	96	102
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 6.97%, 01/12/29 (a)	55	57
Benefit Street Partners Clo XXXVII Ltd
Series 2024-E-37A, 9.70%, (3 Month Term SOFR + 5.35%), 01/25/38 (a)	1,500	1,499
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	584	578
BMO 2024-5C3 Mortgage Trust
Series 2024-C-5C3, REMIC, 6.86%, 02/16/29 (a)	496	514
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C8, REMIC, 4.50%, 12/15/57	281	249
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	627	633
Series 2024-B-1A, 6.92%, 05/15/30	304	307
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	372	367
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.16%, (1 Month Term SOFR + 1.76%), 09/15/36 (a)	806	803
Series 2021-E-VOLT, REMIC, 6.51%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	500	499
Series 2021-F-VOLT, REMIC, 6.91%, (1 Month Term SOFR + 2.51%), 09/15/36 (a)	575	574
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 7.99%, (1 Month Term SOFR + 3.59%), 12/15/25 (a)	215	215
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 6.59%, (1 Month Term SOFR + 2.19%), 11/15/26 (a)	682	684
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 6.65%, (1 Month Term SOFR + 2.25%), 02/17/26 (a)	180	180
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.09%, (1 Month Term SOFR + 2.69%), 03/15/26 (a)	356	356
BX Trust
Series 2024-C-MF, REMIC, 6.55%, 02/17/26 (a)	149	149
Series 2024-D-MF, REMIC, 7.30%, 02/17/26 (a)	340	344
Series 2024-C-BIO, REMIC, 7.04%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	378	373

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.29%, (1 Month Term SOFR + 2.89%), 06/15/26 (a)	382	384
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/11/35 (a)	264	255
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	707	710
Series 2024-A2-2A, 5.92%, 11/24/31	460	462
COLT 2024-2 Mortgage Loan Trust
Series 2024-A1-2, REMIC, 6.13%, 04/25/69 (j)	438	441
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.52%, 06/10/46 (a)	320	306
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.00%, 08/06/29 (a)	565	586
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (a)	330	333
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	353	346
Series 2024-B-1A, 7.00%, 02/26/29	216	216
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 8.34%, (1 Month Term SOFR + 3.10%), 08/15/41 (a)	242	242
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	339	342
Series 2024-B-1C, 6.78%, 01/20/30	184	186
Eaton Vance CLO 2013-1 Ltd
Series 2013-D3R-1A, 11.72%, (3 Month Term SOFR + 7.06%), 01/17/34 (a)	1,250	1,255
Eaton Vance CLO 2020-2 Ltd
Series 2020-ER2-2A, 11.16%, (3 Month Term SOFR + 6.50%), 10/15/37 (a)	1,000	1,020
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-D-11MD, REMIC, 3.55%, 09/11/25 (a)	334	317
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (a)	499	502
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (a)	325	327
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	462	455
Frontier Issuer LLC
Series 2024-B-1, 7.02%, 05/20/31	307	316
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 6.63%, (SOFR 90-Day Average + 1.70%), 03/02/26 (a)	610	610
Series 2024-D-1A, 12.08%, (SOFR 90-Day Average + 7.15%), 03/02/26 (a)	100	100
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 7.29%, (1 Month Term SOFR + 2.89%), 03/16/26 (a)	621	626
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.70%, 05/12/26 (a)	415	397
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	415	357
Halseypoint Clo 4, Ltd
Series 2021-E-4A, REMIC, 11.59%, (3 Month Term SOFR + 6.97%), 04/20/34 (a)	1,500	1,501
Hilton Grand Vacations Trust 2024-1B
Series 2024-C-1B, 6.62%, 09/15/39	292	295
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	456	460
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (a)	568	498
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 6.76%, (1 Month Term SOFR + 0.00%), 04/21/31 (a)	160	161
Series 2024-M2-HE1, REMIC, 7.16%, (1 Month Term SOFR + 0.00%), 04/21/31 (a)	122	123
KKR CLO 43 Ltd
Series 2022-ER-43A, 12.63%, (3 Month Term SOFR + 7.97%), 01/15/36 (a)	1,500	1,556
LV Trust 2024-SHOW
Series 2024-B-SHOW, REMIC, 5.83%, 10/10/29 (a)	257	253
Series 2024-C-SHOW, REMIC, 6.28%, 10/10/29 (a)	212	207
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (a)	441	396
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.69%, (1 Month Term SOFR + 2.29%), 04/15/26 (a)	411	408
MidOcean Credit CLO XV Ltd
Series 2024-E-15A, 10.87%, (3 Month Term SOFR + 6.25%), 07/21/37 (a)	1,000	1,018
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 5.96%, (1 Month Term SOFR + 1.56%), 12/15/38 (a)	268	253
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (a)	105	111
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29	721	722
OBX 2023-NQM7 Trust
Series 2023-A1-NQM7, REMIC, 6.84%, 04/25/63 (j)	149	151
OBX 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 6.07%, 01/25/64 (j)	258	259
OCP CLO 2023-30 LTD
Series 2023-E-30A, 11.72%, (3 Month Term SOFR + 7.09%), 01/26/37 (a)	2,000	2,044
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.26%, (1 Month Term SOFR + 1.86%), 03/15/28 (a)	466	443
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/25	106	95
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	1,108	1,035
ORL Trust 2024-GLKS
Series 2024-D-GLKS, REMIC, 7.29%, 12/15/26 (a)	494	494
OSD CLO 2021-23 Ltd
Series 2021-D1R-23A, 0.00%, 01/17/37 (a)	2,000	2,000
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-E-1A, 11.86%, (3 Month Term SOFR + 7.20%), 04/15/30 (a)	1,000	1,001
Regatta XX Funding Ltd
Series 2021-E-2A, 11.17%, (3 Month Term SOFR + 6.51%), 10/16/34 (a)	1,000	1,006
ROCK Trust 2024-CNTR
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,198	1,216
RR 34 LTD
Series 2024-DR-34RA, 10.06%, (3 Month Term SOFR + 5.50%), 10/15/39 (a)	2,000	2,000
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.66%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	987	962
Series 2021-B-555, REMIC, 6.01%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	325	312
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	409	414
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	469	472
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-D-3A, 6.93%, 08/20/41	452	448
Sixth Street CLO XXV Ltd
Series 2024-E-25A, 11.33%, (3 Month Term SOFR + 6.00%), 07/24/37 (a)	1,250	1,273
Symphony CLO 45 Ltd
Series 2024-E-45A, 10.69%, (3 Month Term SOFR + 5.75%), 10/15/37 (a)	2,000	2,012
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 6.53%, (1 Month Term SOFR + 2.05%), 12/17/29 (a)	268	268

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

	Shares/Par[1]	Value ($)
Trestles CLO III LTD
Series 2020-ER-3A, 10.73%, (3 Month Term SOFR + 6.10%), 10/20/37 (a)	1,500	1,517
Verus Securitization Trust 2024-7
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (a)	489	484
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	679	679
Series 2024-B-1A, 6.21%, 11/17/31	280	281
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	283	259
Ziply Fiber Issuer LLC
Series 2024-B-1A, 7.81%, 03/20/29	575	589
Total Non-U.S. Government Agency Asset-Backed Securities (cost $64,406)		65,106
DIRECT ACCESS LENDING 7.2%
Financials 4.6%
Axonic
4.75%, 09/30/25 (a) (g)	8,000	8,259
EJF CRT 2024-R1 LLC
12.75%, (SOFR + 7.75%), 02/15/43 (a) (c) (g)	5,711	5,686
Hildene Capital Management
14.50%, 09/03/29 (a) (g)	9,000	9,034
		22,979
Real Estate 1.6%
Grubb Properties
19.50%, 10/23/27 (a) (g)	8,000	7,946
Communication Services 0.6%
Cutting Edge Group
12.59%, (SOFR + 8.00%), 07/31/29 (a) (c) (g)	3,244	3,171
Industrials 0.4%
Ironwood XIV LLC
15.00%, 08/01/28 (a) (g)	2,085	2,082
Total Direct Access Lending (cost $35,979)		36,178
GOVERNMENT AND AGENCY OBLIGATIONS 6.4%
Sovereign 3.9%
Angola, Government of
8.75%, 04/14/32 (g)	220	194
9.38%, 05/08/48 (g)	350	286
Central Bank of Sri Lanka
4.00%, 04/15/28 (g)	319	297
3.10%, 01/15/30 (g) (j)	234	192
3.35%, 03/15/33 (g) (j)	459	347
3.60%, 06/15/35 - 02/15/38 (g) (j)	956	713
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	1,210	1,196
8.75%, 11/14/53	680	686
Ghana, Government of
5.00%, 07/03/35 (e) (j)	734	515
Gobierno de la Republica de Guatemala
6.60%, 06/13/36 (g)	760	751
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (g) (j)	288	200
5.50%, 07/31/35 (g) (j)	835	473
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (g)	470	448
Government of the Republic of Panama
4.50%, 04/01/56	1,110	659
Government of the Republic of Serbia
2.05%, 09/23/36, EUR (g)	1,380	1,084
Government of the Republic of Zambia
5.75%, 06/30/33 (g) (j)	469	410
0.50%, 12/31/53 (g) (j)	622	355
Nigeria, Federal Government of
8.75%, 01/21/31 (g)	540	518
8.25%, 09/28/51 (g)	200	159
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (g)	310	322
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (g)	1,260	1,146
6.63%, 03/22/48, EUR (g)	1,160	968
Presidencia da Republica
6.00%, 10/20/33	230	216
Presidencia De La Nacion
0.75%, 07/09/30 (j)	982	759
3.50%, 07/09/41 (j)	947	594
4.13%, 07/09/46 (j)	530	354
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (g)	1,010	1,049
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (g)	390	400
6.85%, 01/27/45 (g)	534	527
Romania, Government of
6.38%, 09/18/33, EUR (g)	1,421	1,530
South Africa, Parliament of
5.75%, 09/30/49	1,300	975
The Arab Republic of Egypt
8.70%, 03/01/49 (g)	1,280	1,002
Turkiye Cumhuriyeti Basbakanlik
7.63%, 05/15/34	275	279
		19,604
Collateralized Mortgage Obligations 2.5%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1B1-R05, REMIC, 9.32%, (SOFR 30-Day Average + 4.75%), 06/25/43 (a)	1,065	1,158
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B1-R01, REMIC, 7.72%, (SOFR 30-Day Average + 3.15%), 12/26/41 (a)	400	413
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.07%, (SOFR 30-Day Average + 4.50%), 01/27/42 (a)	880	928
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 10.17%, (SOFR 30-Day Average + 5.60%), 07/25/42 (a)	825	901
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1B1-R02, REMIC, 10.12%, (SOFR 30-Day Average + 5.55%), 01/25/43 (a)	500	549
Connecticut Avenue Securities Trust 2024-R01
Series 2024-1B1-R01, REMIC, 7.27%, (SOFR 30-Day Average + 2.70%), 01/25/44 (a)	491	502
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA4, REMIC, 8.32%, (SOFR 30-Day Average + 3.75%), 12/25/30 (a)	745	766
Series 2021-B1-HQA3, REMIC, 7.92%, (SOFR 30-Day Average + 3.35%), 09/25/41 (a)	890	917
Series 2022-M2-HQA1, REMIC, 9.82%, (SOFR 30-Day Average + 5.25%), 03/25/42 (a)	1,200	1,292
Series 2022-M2-DNA4, REMIC, 9.82%, (SOFR 30-Day Average + 5.25%), 05/27/42 (a)	1,355	1,471
Series 2022-M2-DNA5, REMIC, 11.32%, (SOFR 30-Day Average + 6.75%), 06/25/42 (a)	1,000	1,123
Series 2022-M2-DNA6, REMIC, 10.32%, (SOFR 30-Day Average + 5.75%), 09/25/42 (a)	480	533
Series 2024-M2-HQA1, REMIC, 6.57%, (SOFR 30-Day Average + 2.00%), 03/25/44 (a)	722	732
Federal Home Loan Mortgage Corporation MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 7.42%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	318	322
Federal National Mortgage Association, Inc.
Series 2020-2B1-R02, REMIC, 7.68%, (SOFR 30-Day Average + 3.11%), 01/25/40 (a)	875	895
		12,502
Total Government And Agency Obligations (cost $31,318)		32,106
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.46% (l) (m)	662	662
Total Short Term Investments (cost $662)		662
Total Investments 98.7% (cost $493,632)		497,883
Other Derivative Instruments 0.5%		2,671
Other Assets and Liabilities, Net 0.8%		4,040
Total Net Assets 100.0%		504,594

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

effect as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after December 31, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedule of Investments.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the value and the percentage of net assets of these securities was $152,408 and 30.2% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(h) Convertible security.

(i) All or a portion of the security was on loan as of December 31, 2024.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2024.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

Jackson Credit Opportunities Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	110	107	—
AA Bond Co Limited, 6.85%, 07/31/31	10/22/24	266	255	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	348	344	0.1
Aegea Finance S.a r.l., 9.00%, 01/20/31	10/22/24	267	254	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	05/14/24	103	102	—
Air France - KLM, 4.63%, 05/23/29	10/23/24	219	213	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	111	113	—
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	138	137	—
Amber FinCo PLC, 6.63%, 07/15/29	10/22/24	225	219	—
Ambipar Lux S.a r.l., 9.88%, 02/06/31	08/28/24	308	300	0.1
Angola, Government of, 8.75%, 04/14/32	12/01/23	196	194	—
Angola, Government of, 9.38%, 05/08/48	12/01/23	284	286	0.1
Assemblin Caverion Group AB, 6.25%, 07/01/30	10/22/24	168	162	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	287	0.1
Axonic, 4.75%, 09/30/25	10/01/24	8,000	8,259	1.6
B&M European Value Retail S.A., 8.13%, 11/15/30	02/16/24	134	133	—
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	12/04/23	204	257	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	12/04/23	364	371	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	333	327	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	427	441	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	100	101	—
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	10/22/24	157	152	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/04/23	89	93	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/25/24	254	242	0.1
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	12/04/23	113	109	—
Bertrand Franchise Finance, 6.96%, 07/18/30	10/22/24	379	364	0.1
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	137	135	—
Braskem Netherlands Finance B.V., 8.50%, 01/12/31	02/14/24	296	300	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	348	347	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	353	348	0.1
Ceconomy AG, 6.25%, 07/15/29	10/22/24	363	353	0.1
Central Bank of Sri Lanka, 4.00%, 04/15/28	12/27/24	298	297	0.1
Central Bank of Sri Lanka, 3.10%, 01/15/30	12/27/24	192	192	—
Central Bank of Sri Lanka, 3.35%, 03/15/33	12/27/24	343	347	0.1
Central Bank of Sri Lanka, 3.60%, 06/15/35	12/27/24	224	225	—
Central Bank of Sri Lanka, 3.60%, 05/15/36	12/27/24	162	163	—
Central Bank of Sri Lanka, 3.60%, 02/15/38	12/27/24	323	325	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	111	102	—
Cirsa Finance International S.a r.l., 10.38%, 11/30/27	12/05/23	204	196	—
Citycon Oyj, 7.88% (callable at 100, 06/10/29)	10/22/24	101	100	—
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	333	332	0.1
CPI Property Group, 4.88% (callable at 100, 07/16/25)	10/22/24	194	200	—
CPI Property Group, 2.75%, 01/22/28	10/22/24	236	228	—
CPI Property Group, 1.75%, 01/14/30	12/04/23	280	304	0.1
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	12/05/23	371	374	0.1
CT Investment GmbH, 6.38%, 04/15/30	10/22/24	224	216	—
CTEC II GmbH, 5.25%, 02/15/30	03/18/24	301	286	0.1
Cullinan Holdco SCSp, 4.63%, 10/15/26	10/22/24	190	194	—
Cutting Edge Group, 12.59%, 07/31/29	04/02/24	3,183	3,171	0.6

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/04/23	232	226	—
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	317	306	0.1
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	12/05/23	337	330	0.1
EDP, S.A., 4.75%, 05/29/54	07/09/24	108	106	—
EDP, S.A., 5.94%, 04/23/83	12/04/23	110	109	—
EJF CRT 2024-R1 LLC, 12.75%, 02/15/43	07/15/24	5,711	5,686	1.1
Electricite de France, 2.63% (callable at 100, 12/01/27)	12/04/23	791	783	0.2
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	230	228	—
Elior Group, 3.75%, 07/15/26	12/04/23	150	153	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/23/24	204	199	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	04/19/24	349	338	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	10/22/24	346	337	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	10/22/24	227	218	—
Fastighets AB Balder, 2.87%, 06/02/81	10/22/24	210	201	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/09/24	269	260	0.1
First Quantum Minerals Ltd, 8.63%, 06/01/31	02/27/24	346	359	0.1
Flora Food Management B.V., 6.88%, 07/02/29	10/22/24	272	270	0.1
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	10/23/24	332	323	0.1
FNAC Darty, 6.00%, 04/01/29	10/22/24	226	216	—
Food Service Project SL, 5.50%, 01/21/27	12/05/23	284	275	0.1
Fortune Star (BVI) Limited, 5.05%, 01/27/27	11/29/24	310	310	0.1
Forvia, 5.50%, 06/15/31	06/20/24	161	155	—
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	12/04/23	188	186	—
Globalworth Real Estate Investments Limited, 6.25%, 03/31/29	10/23/24	368	355	0.1
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	746	751	0.2
Gobierno de la Republica del Ecuador, 6.90%, 07/31/30	08/13/24	199	200	—
Gobierno de la Republica del Ecuador, 5.50%, 07/31/35	12/15/23	434	473	0.1
Government of Commonwealth of the Bahamas, 6.00%, 11/21/28	12/01/23	437	448	0.1
Government of the Republic of Serbia, 2.05%, 09/23/36	12/04/23	1,047	1,084	0.2
Government of the Republic of Zambia, 5.75%, 06/30/33	06/14/24	422	410	0.1
Government of the Republic of Zambia, 0.50%, 12/31/53	06/14/24	335	355	0.1
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	12/04/23	364	375	0.1
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	09/03/24	204	187	—
Grifols, S.A., 7.50%, 05/01/30	10/22/24	455	433	0.1
Grubb Properties, 19.50%, 10/23/27	11/08/24	8,000	7,946	1.6
Grupo Antolin-Irausa SA, 10.38%, 01/30/30	10/22/24	95	86	—
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	291	289	0.1
Heimstaden AB, 6.75% (callable at 100, 10/15/26)	10/22/24	68	73	—
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	224	345	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	10/22/24	363	352	0.1
Hildene Capital Management, 14.50%, 09/03/29	09/18/24	9,000	9,034	1.8
House of HR Group B.V., 9.00%, 11/03/29	05/30/24	114	103	—
Hunt Oil USA, Inc., 8.55%, 09/18/33	11/19/24	329	325	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/22/24	285	273	0.1
IHS Holding Limited, 6.25%, 11/29/28	12/04/23	208	237	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	10/22/24	344	332	0.1
Ironwood XIV LLC, 15.00%, 08/01/28	08/23/24	2,085	2,082	0.4
Joint Stock Company National Company Kazmunaygas, 3.50%, 04/14/33	12/04/23	315	323	0.1
Lorca Telecom Bondco SA., 4.00%, 09/18/27	12/05/23	212	207	—
Lottomatica S.p.A., 7.13%, 06/01/28	12/05/23	167	161	—
Loxama, 6.38%, 05/31/29	03/18/24	225	218	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	10/22/24	227	196	—
Maison Finco PLC, 6.00%, 10/31/27	04/30/24	118	123	—
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	357	363	0.1
Medco Bell PTE. LTD., 6.38%, 01/30/27	12/04/23	240	249	0.1
Mersin Uluslararasi Liman Isletmeciligi Anonim Sirketi, 8.25%, 11/15/28	07/09/24	205	207	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	02/16/24	401	392	0.1
Minerva Luxembourg S.A., 8.88%, 09/13/33	12/01/23	344	342	0.1
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	12/04/23	297	310	0.1
Monitchem Holdco 3 S.A., 8.75%, 05/01/28	10/22/24	276	267	0.1
Motion Finco S.a r.l., 7.38%, 06/15/30	12/05/23	269	262	0.1
Multiversity S.p.A., 7.30%, 10/30/28	04/30/24	216	208	—
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	110	110	—
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	12/05/23	189	183	—
Nigeria, Federal Government of, 8.75%, 01/21/31	12/01/23	504	518	0.1
Nigeria, Federal Government of, 8.25%, 09/28/51	03/27/24	165	159	—
Ocado Group PLC, 10.50%, 08/08/29	10/22/24	193	190	—
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	236	239	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	166	161	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	10/23/24	172	166	—
PCF GmbH, 4.75%, 04/15/26	10/22/24	141	128	—
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	323	322	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Peu (Fin) PLC, 7.25%, 07/01/28	03/18/24	282	270	0.1
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/05/23	264	265	0.1
Playtech PLC, 5.88%, 06/28/28	12/04/23	283	279	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	12/04/23	1,141	1,146	0.2
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	950	968	0.2
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	862	1,049	0.2
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	12/01/23	399	400	0.1
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	12/01/23	518	527	0.1
Progroup AG, 5.38%, 04/15/31	10/22/24	209	202	—
Prosus N.V., 3.83%, 02/08/51	12/04/23	236	253	0.1
Q-Park Holding I B.V., 5.13%, 03/01/29	05/14/24	220	213	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/04/23	351	364	0.1
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	10/22/24	190	193	—
Ray Financing LLC, 6.50%, 07/15/31	10/22/24	336	325	0.1
Romania, Government of, 6.38%, 09/18/33	12/04/23	1,595	1,530	0.3
Schaeffler AG, 4.50%, 03/28/30	05/23/24	214	208	—
Seplat Energy PLC, 7.75%, 04/01/26	12/04/23	371	378	0.1
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	12/04/23	651	677	0.1
Synthomer PLC, 7.38%, 05/02/29	10/22/24	225	216	—
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	239	234	—
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	221	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	10/23/24	241	232	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	10/22/24	543	529	0.1
Thaioil Treasury Center Company Limited, 3.75%, 06/18/50	01/31/24	300	273	0.1
The Arab Republic of Egypt, 8.70%, 03/01/49	12/01/23	950	1,002	0.2
TK Elevator Holdco GmbH, 6.63%, 07/15/28	12/06/23	476	466	0.1
Turkiye Vakiflar Bankasi T.A.O., 9.00%, 10/12/28	12/04/23	346	362	0.1
TVL Finance PLC, 10.25%, 04/28/28	12/04/23	430	428	0.1
UGI International, LLC, 2.50%, 12/01/29	12/04/23	247	239	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 3.88% (callable at 100, 06/03/27)	10/23/24	205	200	—
United Group B.V., 5.25%, 02/01/30	12/04/23	199	206	—
United Group B.V., 6.75%, 02/15/31	10/23/24	165	160	—
Verisure Holding AB, 3.25%, 02/15/27	04/24/24	314	306	0.1
Verisure Midholding AB, 5.25%, 02/15/29	10/22/24	323	311	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	170	165	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	408	408	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	97	101	—
Volkswagen International Finance N.V., 4.63% (callable at 100, 03/24/26)	10/22/24	242	232	—
VTR Finance N.V., 6.38%, 07/15/28	10/16/24	192	189	—
We Soda Investments Holding PLC, 9.50%, 10/06/28	12/04/23	303	307	0.1
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	12/05/23	289	288	0.1
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	208	196	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	10/23/24	96	93	—
Ziggo Bond Company B.V., 3.38%, 02/28/30	12/04/23	386	376	0.1
		83,417	83,670	16.6

Jackson Credit Opportunities Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.36% - Class I	2,039	322,853	324,892	383	—	—	—	—
JNL Government Money Market Fund, 4.46% - Class SL	—	23,510	22,848	33	—	—	662	0.1
	2,039	346,363	347,740	416	—	—	662	0.1

Summary of Investments by Country^	Total Long Term Investments
United States of America	67.4%
Bermuda	11.2
Cayman Islands	5.5
United Kingdom	1.9
Germany	1.4
Jersey	1.2
France	0.8

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

Summary of Investments by Country^	Total Long Term Investments
Australia	0.7
Colombia	0.6
Brazil	0.6
Ireland	0.6
Argentina	0.5
Italy	0.5
Netherlands	0.5
Cote D'Ivoire	0.4
Sweden	0.4
Mexico	0.4
Canada	0.4
Spain	0.4
Sri Lanka	0.3
Romania	0.3
Nigeria	0.3
South Africa	0.3
Zambia	0.2
Serbia	0.2
El Salvador	0.2
Egypt	0.2
Dominican Republic	0.2
Czech Republic	0.2
Turkey	0.2
Guatemala	0.2
Ecuador	0.1
India	0.1
Panama	0.1
Israel	0.1
Chile	0.1
Ghana	0.1
Angola	0.1
Austria	0.1
Bahamas	0.1
Multi-National	0.1
Macau	0.1
Guernsey	0.1
Peru	0.1
Switzerland	0.1
Kazakhstan	0.1
Mongolia	0.1
China	0.1
Thailand	0.1
Indonesia	—
Belgium	—
Portugal	—
Finland	—
Estonia	—
Japan	—
United Arab Emirates	—
Denmark	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Jackson Credit Opportunities Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	234	March 2025		25,700	(51)	(253)
United States 10 Year Ultra Bond	211	March 2025		23,848	(53)	(361)
United States 5 Year Note	720	April 2025		77,169	(68)	(630)
					(172)	(1,244)
Short Contracts
Euro BOBL	(51)	March 2025	EUR	(6,092)	—	86
Euro Bund	(40)	March 2025	EUR	(5,480)	—	149
Euro Buxl 30 Year Bond	(1)	March 2025	EUR	(141)	—	9
Euro OAT	(20)	March 2025	EUR	(2,525)	—	59
Euro Schatz	(15)	March 2025	EUR	(1,612)	—	7

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2024

Jackson Credit Opportunities Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Gilt	(10)	March 2025	GBP	(941)	(3)	21
United States Long Bond	(24)	March 2025		(2,824)	6	92
United States Ultra Bond	(23)	March 2025		(2,890)	10	156
					13	579

Jackson Credit Opportunities Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	01/16/25	EUR	8,291	8,593	(407)
EUR/USD	SCB	01/16/25	EUR	7,549	7,823	(146)
EUR/USD	SSB	01/16/25	EUR	13,741	14,242	(1,179)
GBP/EUR	SSB	01/16/25	EUR	(1,255)	(1,300)	9
GBP/USD	GSC	01/16/25	GBP	3,845	4,813	(187)
GBP/USD	SSB	01/16/25	GBP	9,604	12,022	(836)
USD/EUR	GSC	01/16/25	EUR	(10,000)	(10,364)	461
USD/EUR	SCB	01/16/25	EUR	(19,062)	(19,757)	938
USD/EUR	SSB	01/16/25	EUR	(33,033)	(34,235)	2,834
USD/GBP	GSC	01/16/25	GBP	(5,000)	(6,259)	217
USD/GBP	SCB	01/16/25	GBP	(2,185)	(2,735)	99
USD/GBP	SSB	01/16/25	GBP	(11,796)	(14,765)	1,027
					(41,922)	2,830

Jackson Credit Opportunities Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Cutting Edge Group – SOFR + 8.00%, 12/31/49	1,256	(2)
Archkey Solutions LLC – SOFR + 4.75%, 10/10/31	103	1
Raven Acquisition Holdings LLC – SOFR + 16.25%, 11/19/31	133	1
TMC Buyer, Inc – SOFR + 5.00%, 11/01/30	167	3
	1,659	3

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2024

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

CLO - Collateralized Loan Obligation

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A - Società Per Azioni

US/U.S. - United States

Counterparty Abbreviations:

GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund’s Board of Trustees ("Board" or "Trustees") has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2024

exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; tranche seniority, catastrophe perils and loss estimates, maturity extensions; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2024 by valuation level.

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
Jackson Credit Opportunities Fund
Assets - Securities
Senior Floating Rate Instruments[2]	—	153,449	9,765	—	163,214
Corporate Bonds And Notes	—	125,215	—	—	125,215
Catastrophe Bonds	—	72,407	3,000	—	75,407
Non-U.S. Government Agency Asset-Backed Securities	—	65,106	—	—	65,106
Direct Access Lending	—	—	8,857	27,321	36,178
Government And Agency Obligations	—	32,106	—	—	32,106
Short Term Investments	662	—	—	—	662
	662	448,283	21,622	27,321	497,888
Liabilities - Securities
Direct Access Lending[2]	—	—	(2)	—	(2)
	—	—	(2)	—	(2)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	579	—	—	—	579
Open Forward Foreign Currency Contracts	—	5,585	—	—	5,585
	579	5,585	—	—	6,164
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(1,244)	—	—	—	(1,244)
Open Forward Foreign Currency Contracts	—	(2,755)	—	—	(2,755)
	(1,244)	(2,755)	—	—	(3,999)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended December 31, 2024:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)	Purchases	(Sales)	Balance at End of Period ($)

Senior Floating Rate Instruments	8,739	—	4,472	32	(380)	6,199	(353)	9,765
Direct Access Lending	—	—	—	—	(41)	10,416	(1,520)	8,855
Catastrophe Bonds	—	3,000	—	—	—	—	—	3,000
	8,739	3,000	4,472	32	(421)	16,615	(1,873)	21,620
[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held December 31, 2024.

Asset Class	Fair Value ($)	Valuation Technique	Unobservable Input	Range (Weighted Average†)

Senior Floating Rate Instruments	9,765	Market Approach	Broker Quote	80-99.5 (95.02)
	9,765
Direct Access Lending	8,855	Discounted Cash Flow Model	Discount Rate	12.4%-13.2% (12.7%)
	8,855
Catastrophe Bonds	3,000	Recent Transaction	N/A‡	100 (N/A)
	3,000

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Under the terms of the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2024

non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory and administrative services.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statement of Operations.